Supplement to Symetra True Variable Annuity® Prospectus
Supplement dated March 31, 2017
to Prospectus dated May 1, 2016 as supplemented

Changes to Sub-account Options
Symetra Life Insurance Company will be making changes to the Sub-account options offered to Contract Owners under the Symetra True Variable Annuity Contract.

On April 29, 2017, the following Sub-accounts will be closed to new investments, including additional investments by Contract Owners currently invested in them ("Closed Sub-accounts").

Closed Sub-Accounts as of April 29, 2017
Calvert VP EAFE International Index Portfolio Class I	Invesco V.I. Core Equity Fund - Series I
Columbia VP Small Cap Value Fund – Class 1	MFS® Government Securities Portfolio – Initial Class
Delaware VIP® International Value Equity Series, Standard Class	PIMCO Foreign Bond Portfolio (Unhedged) – Institutional Class
Dreyfus VIF – Appreciation Portfolio – Initial Shares	PIMCO Global Multi-Asset Managed Allocation Portfolio – Institutional Class
Fidelity VIP Technology Portfolio – Initial Class	PIMCO Long-Term U.S. Government Portfolio – Institutional Class
Fidelity VIP Energy Portfolio – Initial Class	Pioneer Fund VCT Portfolio – Class I
Fidelity VIP Financial Services Portfolio – Initial Class	Virtus International Series Class I

If you are currently invested in any of the Closed Sub-accounts, you will no longer be able to allocate future Purchase Payments to the Closed Sub-account(s), including any allocations directed to any of the Closed Sub-account(s) through systematic transfer strategies. You may continue to transfer monies out of the Closed Sub-accounts but no new money will be accepted.

You will need to provide us with updated investment instructions regarding any allocations for future Purchase Payments to the Closed Sub-account(s), including any allocation directed to any of the Closed Sub-account(s) through systematic transfer strategies by following the procedures described in the Contract prospectus. On April 29, 2017, if we have not received updated allocation instructions from you, we will allocate any monies received and designated for the Closed Sub-accounts to the Sub-account invested in the Fidelity VIP Government Money Market Portfolio - Initial Class. Any systematic transfer strategy utilizing a Closed Sub-account to receive Contract Value will be updated to direct any Contract Value allocated to a Closed Sub-account to the Fidelity VIP Government Money Market Portfolio - Initial Class until new allocation instructions are received by us.